Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Emerging Markets Series
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 95.16%Δ
Argentina − 1.00%
Cablevision Holding GDR	262,838	$ 609,864
Cresud ADR	326,731	2,081,277
Grupo Clarin GDR Class B 144A #, †	77,680	88,016
IRSA Inversiones y Representaciones ADR	500,335	2,906,946
		5,686,103
Bahrain − 0.22%
Aluminium Bahrain GDR 144A #	91,200	1,234,948
		1,234,948
Brazil − 4.25%
Banco Bradesco ADR	1,749,871	4,584,662
Banco Santander Brasil ADR	53,466	283,904
BRF ADR †	788,900	1,009,792
Itau Unibanco Holding ADR	1,049,325	5,110,213
Rumo	217,473	808,801
Telefonica Brasil ADR	272,891	2,065,785
TIM ADR	155,003	1,915,837
Vale	149,527	2,363,072
Vale ADR	363,623	5,737,971
XP Class A †	24,226	287,563
		24,167,600
Chile − 1.43%
Sociedad Quimica y Minera de Chile ADR	100,000	8,106,000
		8,106,000
China/Hong Kong − 32.29%
Alibaba Group Holding †	827,100	10,475,632
Alibaba Group Holding ADR †	143,800	14,693,484
ANTA Sports Products	268,400	3,896,931
Baidu ADR †	49,719	7,503,592
BeiGene †	167,800	2,792,985
DiDi Global ADR †	81,500	309,700
Hengan International Group	260,500	1,206,647
iQIYI ADR †	59,542	433,466
JD.com Class A	34,285	748,654
JD.com ADR	350,000	15,361,500
Joinn Laboratories China Class H 144A #	9,604	37,481
Kunlun Energy	3,360,900	2,623,951
Kweichow Moutai Class A	111,913	29,562,895
Meituan Class B #, †	75,390	1,367,742
New Oriental Education & Technology Group ADR †	16,190	625,096
Ping An Insurance Group Co. of China Class H	585,000	3,784,490
Sohu.com ADR †	429,954	6,333,222
TAL Education Group ADR †	50,701	324,993
	Number of shares	Value (US $)
Common StocksΔ (continued)
China/Hong Kong (continued)
Tencent Holdings	753,900	$ 36,842,583
Tencent Music Entertainment Group ADR †	159	1,317
Tianjin Development Holdings	35,950	7,139
Tingyi Cayman Islands Holding	1,582,000	2,647,408
Trip.com Group ADR †	120,588	4,542,550
Tsingtao Brewery Class H	797,429	8,716,081
Uni-President China Holdings	2,800,000	2,823,994
Weibo Class A †	65,500	1,365,834
Weibo ADR †	40,000	802,400
Wuliangye Yibin Class A	837,792	23,936,059
		183,767,826
India − 11.68%
HCL Technologies	312,400	4,147,293
Indiabulls Real Estate GDR †	44,628	26,554
Infosys	285,200	4,986,192
Natco Pharma	185,519	1,273,577
Reliance Industries	859,880	24,450,335
Reliance Industries GDR 144A #	452,657	25,538,343
Sify Technologies ADR †	91,200	114,912
Tata Consultancy Services	151,800	5,950,233
		66,487,439
Indonesia − 1.31%
Astra International	18,590,600	7,449,087
		7,449,087
Japan − 0.48%
Renesas Electronics †	189,200	2,739,770
		2,739,770
Malaysia − 0.05%
UEM Sunrise †	4,748,132	286,150
		286,150
Mexico − 4.77%
America Movil ADR †	162,815	3,427,256
Banco Santander Mexico ADR	276,900	1,874,613
Becle	1,571,000	4,087,913
Cemex ADR †	469,537	2,596,539
Coca-Cola Femsa ADR	75,784	6,098,338
Fomento Economico Mexicano ADR	19,186	1,826,315
Grupo Financiero Banorte Class O	440,979	3,712,838
Grupo Televisa ADR	656,458	3,472,663
Sitios Latinoamerica †	162,815	67,132
		27,163,607
Peru − 0.51%
Cia de Minas Buenaventura ADR	356,605	2,917,029
		2,917,029
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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Emerging Markets Series
	Number of shares	Value (US $)
Common StocksΔ (continued)
Republic of Korea − 16.76%
Fila Holdings	82,860	$ 2,329,350
LG Uplus	250,922	2,090,495
Samsung Electronics	671,359	33,199,348
Samsung Life Insurance	66,026	3,184,024
SK Hynix	360,000	24,636,585
SK Square †	388,459	11,923,858
SK Telecom	159,405	5,914,264
SK Telecom ADR	590,316	12,107,381
		95,385,305
Russia − 0.00%
EL5-ENERO PJSC =, †	755,050	0
Etalon Group GDR 144A #, =, †	354,800	0
Gazprom PJSC =	2,087,800	0
Rosneft Oil PJSC =	1,449,104	0
Sberbank of Russia PJSC =, †	2,058,929	0
Surgutneftegas PJSC ADR =	294,652	0
T Plus PJSC =	25,634	0
VK GDR =, †	71,300	0
Yandex Class A =, †	101,902	0
		0
South Africa − 0.09%
Sun International	210,726	508,914
Tongaat Hulett =, †	182,915	0
		508,914
Taiwan − 18.68%
Hon Hai Precision Industry	3,306,564	11,318,350
MediaTek	1,125,000	29,166,892
Taiwan Semiconductor Manufacturing	3,756,864	65,837,620
		106,322,862
Turkey − 1.37%
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	15,200	20,368
Turkcell Iletisim Hizmetleri	677,165	1,133,173
Turkiye Sise ve Cam Fabrikalari	3,008,750	6,638,875
		7,792,416
United Kingdom − 0.27%
Griffin Mining †	1,642,873	1,519,986
		1,519,986
Total Common Stocks (cost $494,192,232)		541,535,042

	Number of shares	Value (US $)

Convertible Preferred Stock – 0.05%
Republic of Korea − 0.05%
CJ 3.39%	4,204	$ 261,312
Total Convertible Preferred Stock (cost $470,722)		261,312

Preferred Stocks – 4.59%Δ
Brazil − 0.74%
Centrais Eletricas Brasileiras Class B 4.53% ω	216,779	1,549,995
Petroleo Brasileiro ADR 41.63% ω	285,509	2,649,523
		4,199,518
Republic of Korea − 3.85%
CJ 4.80% ω	28,030	1,134,673
Samsung Electronics 2.02% ω	499,750	20,796,899
		21,931,572
Russia − 0.00%
Transneft PJSC =, ω	3,606	0
		0
Total Preferred Stocks (cost $16,880,353)		26,131,090

Rights – 0.11%
Brazil − 0.11%
AES Brasil Energia	312,339	616,242
Total Rights (cost $946,490)		616,242

Warrants – 0.03%
Argentina − 0.03%
IRSA Inversiones y Representaciones exercise price $0.25, expiration date 3/5/26 †	594,450	184,279
Total Warrants (cost $0)		184,279

Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO =, †	100,339	0

2    NQ-VIP-868 [3/23] 5/23 (2913046)

	Number ofshares	Value (US $)

Participation Notes (continued)
Lehman Oil & Natural Gas CW 12 LEPO =, †	146,971	$ 0
Total Participation Notes (cost $4,952,197)		0

Total Value of Securities−99.94% (cost $517,441,994)		568,727,965
Receivables and Other Assets Net of Liabilities — 0.06%		323,363
Net Assets Applicable to 27,076,461 Shares Outstanding — 100.00%	$569,051,328

Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $28,266,530, which represents 4.97% of the Series' net assets.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
The following foreign currency exchange contracts were outstanding at March 31, 2023:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
BNYM	ZAR	(406,279)	USD	22,886	4/3/23	$74
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contract presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
PJSC – Private Joint Stock Company

Summary of currencies:
USD – US Dollar
ZAR – South African Rand

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